UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

83 General Warren Blvd., Suite 200 Malvern, PA 19355

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value

COMMON STOCK - 91.26%

Accident & Health Insurance - 3.19%
1,300	Aflac, Inc.		$ 30,173
3,600	Unum Group		50,976
			81,149
Agricultural Chemicals - 1.97%
1,500	Agrium, Inc.		50,205

Beverages - 1.01%
600	Coca-Cola Co.		25,632

Biological Products - 2.15%
1,000	Amgen, Inc. *		54,850

Bituminous Coal & Lignite Mining - 2.16%
2,200	Peabody Energy Corp.		55,000

Computer & Office Equipment - 6.87%
2,400	Hewlett Packard Co.		83,400
1,000	International Buisness Machine Corp.		91,650
			175,050
Construction Machinery & Equipment - 1.07%
3,400	CNH Global N V *		27,234

Crude Petroleum & Natural Gas - 2.09%
1,200	Encana Corp.		53,208

Driling Oil & Gas Wells - 4.45%
2,000	Ensco International, Inc.		54,720
1,075	Transocean, Inc. *		58,717
			113,437
Electric & Other Services Combined - 2.39%
700	Public Service enterprise Group, Inc.		22,099
2,100	Xcel Energy, Inc.		38,766
			60,865
Electric Services - 5.66%
700	Constellation Energy Group, Inc.		18,410
2,000	Dominion Resources, Inc.		70,360
1,700	Edison International, Inc.		55,369
			144,139
Fats & Oils - 3.66%
3,400	Archer Daniels Midland Co.		93,092

Gas & Other Services Combined - 2.07%
1,200	Sempra Energy		52,608

Heavy Construction Other Than Building Construction - Contractors - 1.91%
1,250	Fluor Corp.		48,625

Life Insurance - 2.12%
1,800	Torchmark Corp.		54,000

Oil & Gas Field Machinery & Equipment - 1.04%
1,000	National Oilwell Varco, Inc. *		26,440

Petroleum Refining - 7.13%
700	Chevron Corp.		49,364
1,500	Sunoco, Inc.		69,480
2,600	Valero Energy Corp.		62,712
			181,556
Pharmaceutical Preparations - 12.55%
3,800	Forest Labratories, Inc.		95,152
3,000	Lilly Eli & Co.		110,460
3,000	Pfizer, Inc.		43,740
4,000	Schering-Plough Corp.		70,240
			319,592
Railroads, Line Haul Operating - 5.00%
500	Burlington Northern Santa Fe Corp.		33,125
1,200	Norfolk Southern Corp.		46,032
1,100	Union Pacific Corp.		48,169
			127,326
Retail - Eating Places - 2.73%
1,200	McDonalds Corp.		69,624

Retail - Family Clothing Stores - 2.21%
5,000	The Gap, Inc.		56,400

Retail - Grocery Stores - 0.84%
1,000	Safeway, Inc.		21,430

Search, Detection, Navagation, Guidance, Aeronautical Systems - 2.21%
1,300	Harris Corp.		56,277

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.42%
2,800	NYSE Euronext		61,600

Ship & Boat Building & Repairing - 2.23%
1,000	General Dynamics Corp.		56,730

Steel Works, Blast Furnaces & Rolling Mills - 2.00%
1,700	United States Steel Corp.		51,051

Surgical & Medical Instruments & Apparatus - 2.30%
1,000	Baxter International, Inc.		58,650

Water Transportation - 1.07%
1,500	Carnival Corp.		27,285

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.69%
400	Mckesson Corp.		17,680

Wholesale - Durable Goods - 2.29%
800	Grainger W W, Inc.		58,360

Wholesale-Motor Vehicle Supplies & New Parts - 1.76%
1,400	Genuine Parts Co.		44,828

TOTAL FOR COMMON STOCK (Cost $2,801,423) - 91.26%			2,323,923

EXCHANGE TRADED FUNDS - 6.64%
2,100	Health Care Select Sector SPDR		55,083
6,300	Select Sector SPDR Financial		58,212
3,800	Technology Select Sector SPDR		55,784

TOTAL FOR EXCHANGE TRADES FUNDS (Cost $208,841) - 6.64%			169,079

SHORT TERM INVESTMENTS - 2.44%
62,030	Fidelity Institutional Money Market - 1.71%* (Cost $62,030)		62,030

TOTAL INVESTMENTS (Cost $3,072,294) - 100.34%			2,555,032

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.34)%			(8,628)

NET ASSETS - 100.00%			$ 2,546,404

*Non-Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at January 31, 2009.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Notes to Financial Statements
January 31, 2009 (Unaudited)

1. SECURITY TRANSACTIONS
At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,072,293 amounted to $517,262 which consisted of aggregate gross unrealized appreciation of $121,025 and aggregate gross unrealized depreciation of $638,287.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
===============================================================================================
Level 1 - Quoted prices		$ 2,555,032	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,555,032	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ Jay Kemmerer

*

       Jay Kemmerer, Treasurer

Date     March 31, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Jay Kemmerer

*

       Jay Kemmerer, Treasurer

Date  March 31, 2009

* Print the name and title of each signing officer under his or her signature.